UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   April 14, 2009
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38
Form 13F Information Table Value Total:        55892
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     1864    67800 SH       Sole                                      67800
AFLAC INC COM                  COM              001055102     1033    53375 SH       Sole                                      53375
APPLE COMPUTER INC COM         COM              037833100     1910    18168 SH       Sole                                      18168
CISCO SYS INC COM              COM              17275R102     1649    98332 SH       Sole                                      98332
COCA COLA CO COM               COM              191216100     1869    42518 SH       Sole                                      42518
DANAHER CORP DEL COM           COM              235851102      705    13000 SH       Sole                                      13000
ECOLAB INC                     COM              278865100     1780    51251 SH       Sole                                      51251
EXXON MOBIL CORP COM           COM              30231G102     2942    43197 SH       Sole                                      43197
FISERV INC COM                 COM              337738108     1118    30675 SH       Sole                                      30675
GENERAL DYNAMICS CORP COM      COM              369550108      838    20160 SH       Sole                                      20160
GENERAL ELEC CO COM            COM              369604103      979    96808 SH       Sole                                      96808
ILLINOIS TOOL WKS INC COM      COM              452308109     1774    57493 SH       Sole                                      57493
INTERNATIONAL BUS MACH COM     COM              459200101     1525    15741 SH       Sole                                      15741
J P MORGAN CHASE & CO COM      COM              46625H100      826    31065 SH       Sole                                      31065
JACOBS ENGR GROUP DEL COM      COM              469814107     1374    35550 SH       Sole                                      35550
JOHNSON & JOHNSON COM          COM              478160104     2994    56924 SH       Sole                                      56924
KINDER MORGAN ENERGY UT LTD PA COM              494550106      461     9857 SH       Sole                                       9857
LILLY ELI & CO COM             COM              532457108     1178    35250 SH       Sole                                      35250
MEDTRONIC INC COM              COM              585055106     2105    71435 SH       Sole                                      71435
MICROSOFT CORP COM             COM              594918104     2190   119227 SH       Sole                                     119227
NIKE INC CL B                  COM              654106103     1606    34250 SH       Sole                                      34250
ORACLE CORP COM                COM              68389X105      454    25100 SH       Sole                                      25100
PEPSICO INC COM                COM              713448108     2697    52393 SH       Sole                                      52393
SCHLUMBERGER LTD COM           COM              806857108     1430    35200 SH       Sole                                      35200
SCHWAB CHARLES CP COM          COM              808513105     1527    98501 SH       Sole                                      98501
STAPLES INC COM                COM              855030102     1953   107825 SH       Sole                                     107825
STRYKER CORP COM               COM              863667101     2044    60050 SH       Sole                                      60050
T ROWE PRICE GROUP INC         COM              74144T108     1891    65521 SH       Sole                                      65521
UNITED TECHNOLOGIES CP COM     COM              913017109     1617    37614 SH       Sole                                      37614
VALERO ENERGY CORP NEW COM     COM              91913Y100      208    11600 SH       Sole                                      11600
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1237    40650 SH       Sole                                      40650
WAL MART STORES INC COM        COM              931142103     1477    28350 SH       Sole                                      28350
WELLS FARGO & CO COM           COM              949746101     1736   121920 SH       Sole                                     121920
NOVO-NORDISK A S ADR                            670100205     1991    41500 SH       Sole                                      41500
PETROLEO BRASILEIRO SA SPONSOR                  71654V408      843    27667 SH       Sole                                      27667
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1564    35314 SH       Sole                                      35314
SANOFI-AVENTIS                                  80105N105      288    10300 SH       Sole                                      10300
JPMORGAN CHASE CAP XVI PFD TR                   481228203      216    11800 SH       Sole                                      11800